Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Income Statement (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues		$ 75,439	$ 56,511	$ 143,611	$ 112,374
Earnings from joint ventures – after interest and tax		220	160	513	365
Earnings from associates – after interest and tax		1,027	371	1,441	522
Equity-accounted income of subsidiaries - after interest and tax				0	0
Interest and other income		165	127	324	249
Gains on sale of businesses and fixed assets		56	197	161	242
Total revenues and other income		76,907	57,366	146,050	113,752
Purchases		58,424	42,555	109,936	83,530
Production and manufacturing expenses	[1]	5,515	5,761	10,953	11,016
Production and similar taxes (Note 8)		531	347	899	815
Depreciation, depletion and amortization (Note 7)		3,811	3,793	7,742	7,635
Impairment and losses on sale of businesses and fixed assets		(23)	51	68	504
Exploration expense		164	850	678	1,262
Distribution and administration expenses		2,929	2,540	5,723	4,893
Profit (loss) before interest and taxation		5,556	1,469	10,051	4,097
Finance costs	[1]	535	487	1,088	947
Net finance (income) expense relating to pensions and other post-retirement benefits		31	54	62	107
Profit (loss) before taxation		4,990	928	8,901	3,043
Taxation	[1]	2,117	772	3,497	1,395
Profit (loss) for the period		2,873	156	5,404	1,648
Attributable to
BP shareholders		2,799	144	5,268	1,593
Non-controlling interests		$ 74	$ 12	136	55
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues				2,199	1,614
Earnings from joint ventures – after interest and tax				0	0
Earnings from associates – after interest and tax				0	0
Equity-accounted income of subsidiaries - after interest and tax				0	0
Interest and other income				18	1
Gains on sale of businesses and fixed assets				0	0
Total revenues and other income				2,217	1,615
Purchases				705	516
Production and manufacturing expenses				481	580
Production and similar taxes (Note 8)				144	46
Depreciation, depletion and amortization (Note 7)				262	415
Impairment and losses on sale of businesses and fixed assets				0	0
Exploration expense				0	0
Distribution and administration expenses				10	11
Profit (loss) before interest and taxation				615	47
Finance costs				3	3
Net finance (income) expense relating to pensions and other post-retirement benefits				0	0
Profit (loss) before taxation				612	44
Taxation				83	(13)
Profit (loss) for the period				529	57
Attributable to
BP shareholders				529	57
Non-controlling interests				0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues				0	0
Earnings from joint ventures – after interest and tax				0	0
Earnings from associates – after interest and tax				0	0
Equity-accounted income of subsidiaries - after interest and tax				6,028	2,055
Interest and other income				112	134
Gains on sale of businesses and fixed assets				0	0
Total revenues and other income				6,140	2,189
Purchases				0	0
Production and manufacturing expenses				0	0
Production and similar taxes (Note 8)				0	0
Depreciation, depletion and amortization (Note 7)				0	0
Impairment and losses on sale of businesses and fixed assets				0	0
Exploration expense				0	0
Distribution and administration expenses				344	254
Profit (loss) before interest and taxation				5,796	1,935
Finance costs				577	371
Net finance (income) expense relating to pensions and other post-retirement benefits				(49)	(7)
Profit (loss) before taxation				5,268	1,571
Taxation				0	(22)
Profit (loss) for the period				5,268	1,593
Attributable to
BP shareholders				5,268	1,593
Non-controlling interests				0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues				143,552	112,355
Earnings from joint ventures – after interest and tax				513	365
Earnings from associates – after interest and tax				1,441	522
Equity-accounted income of subsidiaries - after interest and tax				0	0
Interest and other income				893	613
Gains on sale of businesses and fixed assets				161	242
Total revenues and other income				146,560	114,097
Purchases				111,371	84,609
Production and manufacturing expenses				10,472	10,436
Production and similar taxes (Note 8)				755	769
Depreciation, depletion and amortization (Note 7)				7,480	7,220
Impairment and losses on sale of businesses and fixed assets				68	504
Exploration expense				678	1,262
Distribution and administration expenses				5,402	4,678
Profit (loss) before interest and taxation				10,334	4,619
Finance costs				1,174	1,022
Net finance (income) expense relating to pensions and other post-retirement benefits				111	114
Profit (loss) before taxation				9,049	3,483
Taxation				3,414	1,430
Profit (loss) for the period				5,635	2,053
Attributable to
BP shareholders				5,499	1,998
Non-controlling interests				136	55
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Sales and other operating revenues				(2,140)	(1,595)
Earnings from joint ventures – after interest and tax				0	0
Earnings from associates – after interest and tax				0	0
Equity-accounted income of subsidiaries - after interest and tax				(6,028)	(2,055)
Interest and other income				(699)	(499)
Gains on sale of businesses and fixed assets				0	0
Total revenues and other income				(8,867)	(4,149)
Purchases				(2,140)	(1,595)
Production and manufacturing expenses				0	0
Production and similar taxes (Note 8)				0	0
Depreciation, depletion and amortization (Note 7)				0	0
Impairment and losses on sale of businesses and fixed assets				0	0
Exploration expense				0	0
Distribution and administration expenses				(33)	(50)
Profit (loss) before interest and taxation				(6,694)	(2,504)
Finance costs				(666)	(449)
Net finance (income) expense relating to pensions and other post-retirement benefits				0	0
Profit (loss) before taxation				(6,028)	(2,055)
Taxation				0	0
Profit (loss) for the period				(6,028)	(2,055)
Attributable to
BP shareholders				(6,028)	(2,055)
Non-controlling interests				$ 0	$ 0

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.